Financial Risk Management (Details 3) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 12,779,431	₨ 10,771,877
Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,121,537	991,161
Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	185,965	519,219
Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	207,046	201,679
Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,021,228	2,567,076
Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,464,637	844,002
Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,779,018	5,648,740
Not later than one year [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,931,636	9,859,663
Not later than one year [member] | Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,121,537	991,161
Not later than one year [member] | Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	105,274	367,620
Not later than one year [member] | Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	207,046	201,679
Not later than one year [member] | Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	949,352	1,974,313
Not later than one year [member] | Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	769,409	676,150
Not later than one year [member] | Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,779,018	5,648,740
Later than one year and not later than three years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,204,843	1,020,708
Later than one year and not later than three years [member] | Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [member] | Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	101,888	210,026
Later than one year and not later than three years [member] | Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [member] | Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,209,181	571,339
Later than one year and not later than three years [member] | Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	893,774	239,343
Later than one year and not later than three years [member] | Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	273,416	165,691
Later than three years and not later than five years [member] | Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member] | Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,140	0
Later than three years and not later than five years [member] | Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member] | Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	81,619	165,691
Later than three years and not later than five years [member] | Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	188,657	0
Later than three years and not later than five years [member] | Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Contractual Cash Flows [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	13,409,895	11,046,063
Contractual Cash Flows [Member] | Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,121,537	991,161
Contractual Cash Flows [Member] | Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	210,302	577,646
Contractual Cash Flows [Member] | Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	207,046	201,679
Contractual Cash Flows [Member] | Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,240,152	2,711,343
Contractual Cash Flows [Member] | Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,851,840	915,494
Contractual Cash Flows [Member] | Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 6,779,018	₨ 5,648,740